Shareholder Report, Line Graph (Details) 197260_Pzena International Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)						12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Jun. 28, 2021	Feb. 28, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
Accumulated Value	$ 12,120	$ 10,213	$ 9,689	$ 9,657	$ 10,000	$ 17,117
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Net (USD)
Accumulated Value	11,401	10,482	9,161	9,459	10,000	$ 15,349
MSCI EAFE VALUE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE VALUE Net (USD)
Accumulated Value	$ 12,806	$ 11,127	$ 9,924	$ 9,864	$ 10,000	$ 18,708